AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 9, 2013

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 205                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 206                            /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:


Timothy W. Levin, Esquire                            Dianne M. Sulzbach, Esquire
Morgan, Lewis & Bockius LLP                          c/o SEI Investments
1701 Market Street                                   One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                     Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)


--------------------------------------------------------------------------------
          /X/   Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 205 relates solely to the Westwood Global Equity Fund, the Westwood Global Dividend Fund, the Westwood Emerging Markets Fund and the Westwood Emerging Markets Plus Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 205 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 9th day of January, 2013.


                                   THE ADVISORS' INNER CIRCLE FUND

                                   By:             *
                                       ----------------------------
                                       Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



       *                           Trustee                     January 9, 2013
------------------------
Charles E. Carlbom

       *                           Trustee                     January 9, 2013
------------------------
John K. Darr

       *                           Trustee                     January 9, 2013
------------------------
William M. Doran

       *                           Trustee                     January 9, 2013
------------------------
Joseph T. Grause, Jr.

       *                           Trustee                     January 9, 2013
------------------------
Mitchell A. Johnson

       *                           Trustee                     January 9, 2013
------------------------
Betty L. Krikorian

       *                           Trustee                     January 9, 2013
------------------------
Robert A. Nesher

       *                           Trustee                     January 9, 2013
------------------------
Bruce Speca

       *                           Trustee                     January 9, 2013
------------------------
James M. Storey

       *                           Trustee                     January 9, 2013
------------------------
George J. Sullivan, Jr.

       *                           President                   January 9, 2013
------------------------
Michael Beattie

       *                           Treasurer, Controller &     January 9, 2013
------------------------           Chief Financial Officer
Michael Lawson



*By: /s/ Dianne M. Sulzbach
     -----------------------
     Dianne M. Sulzbach, pursuant to Powers of Attorney dated
     November 16, 2011 and November 30, 2011, incorporated
     herein by reference to Exhibit (q) of Post-Effective Amendment No. 179, filed on February 28, 2012

                                 EXHIBIT INDEX

EXHIBIT NUMBER     DESCRIPTION

EX-101.INS         XBRL Instance Document
EX-101.SCH         XBRL Taxonomy Extension Schema Document
EX-101.CAL         XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF         XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB         XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE         XBRL Taxomony Extension Presentation Linkbase